Total Stock Market Index Portfolio Expense Example - Portfolio [Member] - Total Stock Market Index Portfolio - Total Stock Market Index Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166